Capital Stock	9 Months Ended
Sep. 30, 2011
Capital Stock
Note 14 - Capital Stock

Preferred Stock:
The Company is authorized to issue 2,000,000 shares of preferred stock with a par value of $0.001 per share.

In May 2007, two stockholders purchased an aggregate of 699,301 shares of 8% convertible preferred stock for $2,000,000 at $2.86 per share.  Each preferred share was convertible into one share of common stock of the Company. In connection with the issuance of the convertible preferred stock, the Company also issued two-year warrants to purchase an aggregate of 139,860 shares of common stock at an exercise price of $0.50 per share. The relative fair value of the warrants issued in connection with the preferred stock was minimal. These warrants expired in May 2009.  On June 13, 2009, the preferred stock was converted into 699,301 shares of common stock of the Company and the accrued dividend thereon of $333,808 ($260,978 accrued prior to 2009 and $72,830 accrued in 2009 as of the date of conversion) was converted into 534,507 shares of common stock of the Company at $0.62 per share. In connection with the conversion of the preferred stock, the Company issued 197,560 shares of common stock to preferred stock holders and recorded an additional dividend of $63,022.

Common Stock:
The Company is authorized to issue 50,000,000 shares of common stock with a par value of $0.001 per share.

On June 13, 2009, the Company issued shares for the following:

•	Conversion of $7,398,000 of bonds into 17,478,535 shares of common stock (see Note 10);

•	Conversion of $2,435,000 in notes into 4,754,682 shares of commons stock (see Note 10);

•	Conversion of accrued interest on various loans of $2,075,870 into 1,517,745 shares of common stock (see Note 10);

•	Conversion of accrued fees of $385,000 into 616,477 shares of common stock (see Note 10);

•	Conversion of 699,301 preferred shares into 699,301 shares of common stock (see “Preferred Stock” above); and

•	Conversion of accrued dividend of $333,808 into 534,507 shares of common stock (see “Preferred Stock” above)

During the year ended December 31, 2009, an employee exercised his option to purchase 18,771 shares of common stock for $9,197.

During the year ended December 31, 2010, the Company converted accrued interest of $16,606 into 51,636 shares of common stock.